OTHER CURRENT ASSETS - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous current assets
Prepaid expenses	$ 6,619	$ 15,936
Investments in equity securities	6,760	63
Income tax receivable		4,158
Other	124	276
Other current assets	$ 13,503	$ 20,433